IFRS 7 Disclosures - Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
-30% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	$ (3,270)	$ (3,650)
General fund equity investments	(1,140)	(1,150)
Total underlying sensitivity before hedging	(4,410)	(4,800)
Impact of macro and dynamic hedge assets	2,690	3,110
Net potential impact on net income attributed to shareholders after impact of hedging	(1,720)	(1,690)
-20% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	(1,930)	(2,240)
General fund equity investments	(720)	(780)
Total underlying sensitivity before hedging	(2,650)	(3,020)
Impact of macro and dynamic hedge assets	1,580	1,940
Net potential impact on net income attributed to shareholders after impact of hedging	(1,070)	(1,080)
-10% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	(860)	(1,040)
General fund equity investments	(330)	(390)
Total underlying sensitivity before hedging	(1,190)	(1,430)
Impact of macro and dynamic hedge assets	670	910
Net potential impact on net income attributed to shareholders after impact of hedging	(520)	(520)
+10% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	620	890
General fund equity investments	340	290
Total underlying sensitivity before hedging	960	1,180
Impact of macro and dynamic hedge assets	(580)	(820)
Net potential impact on net income attributed to shareholders after impact of hedging	380	360
20% change in market value equity.
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	1,060	1,610
General fund equity investments	680	580
Total underlying sensitivity before hedging	1,740	2,190
Impact of macro and dynamic hedge assets	(1,020)	(1,450)
Net potential impact on net income attributed to shareholders after impact of hedging	720	740
+30% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	1,360	2,170
General fund equity investments	1,020	860
Total underlying sensitivity before hedging	2,380	3,030
Impact of macro and dynamic hedge assets	(1,340)	(1,930)
Net potential impact on net income attributed to shareholders after impact of hedging	$ 1,040	$ 1,100